Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of intangible assets

	As of December 31, 2018
	Weighted-
	average	Gross		Net
	amortization	carrying	Accumulated	carrying
	period	amount	Amortization	amount
	Year	RMB	RMB	RMB
Technology	8.5	71,000	(4,873)	66,127
Customer relationship	5.5	22,900	(2,429)	20,471
Non-compete agreement	5.5	28,900	(3,065)	25,835
Software	3	3,482	(878)	2,604
Total		126,282	(11,245)	115,037

Schedule of expected amortization expense relating to intangible assets for the next five years and thereafter

Amount
RMB
2019	18,847
2020	18,847
2021	18,118
2022	17,771
2023	16,986
Thereafter	24,468
115,037